BAYWOOD SOCIALLYRESPONSIBLE FUND
BAYWOOD VALUEPLUS FUND (the “Funds”)

Supplement dated September 14, 2021 to the Prospectus dated February 1, 2021

All references in the Prospectus to the business address of SKBA Capital Management, LLC as 44 Montgomery Street, Suite 3500, San Francisco, CA 94104 are hereby deleted and replaced with 601 California Street, Suite 1500, San Francisco, CA 94108.

*  * *

For more information, please contact a Fund customer service representative toll free at
(855) 409-2297.

PLEASE RETAIN FOR FUTURE REFERENCE.

BAYWOOD SOCIALLYRESPONSIBLE FUND
BAYWOOD VALUEPLUS FUND (the “Funds”)

Supplement dated September 14, 2021 to the Statement of Additional Information (“SAI”) dated February 1, 2021, as supplemented

All references in the Prospectus to the business address of SKBA Capital Management, LLC as 44 Montgomery Street, Suite 3500, San Francisco, CA 94104 are hereby deleted and replaced with 601 California Street, Suite 1500, San Francisco, CA 94108.

*  * *

For more information, please contact a Fund customer service representative toll free at
(855) 409-2297.

PLEASE RETAIN FOR FUTURE REFERENCE.